EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2015-4

Class A-1 0.50000% Asset Backed Notes

Class A-2-A 1.20% Asset Backed Notes

Class A-2-B LIBOR + 0.70% Asset Backed Notes

Class A-3 1.58% Asset Backed Notes

Class B 2.26% Asset Backed Notes

Class C 2.97% Asset Backed Notes

Class D 3.53% Asset Backed Notes

Class E 4.54% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2015-4, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of August 26, 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	08/01/2016
Collection Period Ending:	08/31/2016
Previous Payment Date/Close Date:	08/15/2016
Payment Date	09/15/2016
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	13

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	71,234	07/31/2015	08/26/2015	1,408,760,769.79

Total	71,234			1,408,760,769.79

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	988,997,018.69

Monthly principal amounts
{2} Scheduled payments										{2}	10,111,751.88
{3} Prepayments received (partial and full)										{3}	16,440,081.63
{4} Repurchased Receivables										{4}	333,422.02
{5} Defaulted Receivables										{5}	12,387,829.02
{6} Cram Down Losses										{6}	8,636.85
{7} Other Receivables adjustments										{7}	—

{8} Total Principal distributable amount											{8}	39,281,721.40

{9} End of period aggregate Principal Balance											{9}	949,715,297.29

{10} Pool Factor ({9}/ Original Pool Balance)											{10}	0.674149

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance			{11}	203,400,000.00	188,760,000.00	188,760,000.00	153,700,000.00	170,500,000.00	183,100,000.00	109,200,000.00	70,460,000.00	1,267,880,000.00

{12} Beginning of period Note Balance			{12}	—	66,953,762.75	66,953,762.75	153,700,000.00	170,500,000.00	183,100,000.00	109,200,000.00	70,460,000.00	820,867,525.50
{13} First Allocation of Principal			{13}	—	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal			{14}	—	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal			{15}	—	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal			{16}	—	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal			{17}	—	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal			{18}	—	16,301,914.38	16,301,914.38	—	—	—	—	—	32,603,828.76
{19} Optional Purchase payment			{19}	—	—	—	—	—	—	—	—	—
{20} End of period Note Balance			{20}	—	50,651,848.37	50,651,848.37	153,700,000.00	170,500,000.00	183,100,000.00	109,200,000.00	70,460,000.00	788,263,696.74
{21} Note Pool Factors			{21}	—	0.268340	0.268340	1.000000	1.000000	1.000000	1.000000	1.000000	0.621718
{22} Principal payment per $1,000			{22}	—	86.36	86.36	—	—	—	—	—	25.72

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received										{23}	10,111,751.88
{24} Partial and full prepayments received										{24}	16,440,081.63
{25} Liquidation Proceeds										{25}	5,225,825.32
{26} Principal on Repurchased Receivables										{26}	624,522.09
{26a} Interest on Repurchased Receivables										{26a}	5,000.39
{27} Interest collected on Receivables										{27}	12,354,418.37
{28} Other amounts received										{28}	125,129.18
{29} Optional Purchase Price										{29}	—
{30} Reserve Account Excess Amount										{30}	—
{31} Reserve Account Draw Amount										{31}	—

{32} Total Available Funds											{32}	44,886,728.86

Distributions
{33} Indenture Trustee Fee										{33}	—
{34} Owner Trustee Fee										{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	2,472,492.55	—	—	2,472,492.55						{35}	2,472,492.55

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{36}	Class A-1	—	0.50000%	31	Actual		—			{36}	—
{37}	Class A-2-A	66,953,762.75	1.20%	30	30 / 360		66,953.76			{37}	66,953.76
{38}	Class A-2-B	66,953,762.75	1.21%	31	Actual		69,626.61			{38}	69,626.61
{39}	Class A-3	153,700,000.00	1.58%	30	30 / 360		202,371.67			{39}	202,371.67

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—						{40}	—
{41}	Class A-2-A	—	—	—						{41}	—
{42}	Class A-2-B	—	—	—						{42}	—
{43}	Class A-3	—	—	—						{43}	—

{44} First Allocation of Principal										{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{45}	Class B	170,500,000.00	2.26%	30	30 / 360		321,108.33			{45}	321,108.33

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—						{46}	—

{47} Second Allocation of Principal										{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{48}	Class C	183,100,000.00	2.97%	30	30 / 360		453,172.50			{48}	453,172.50

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—						{49}	—

{50} Third Allocation of Principal										{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{51}	Class D	109,200,000.00	3.53%	30	30 / 360		321,230.00			{51}	321,230.00

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—					{52}	—

{53} Fourth Allocation of Principal									{53}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{54}	Class E	70,460,000.00	4.54%	30	30 / 360	266,573.67			{54}	266,573.67

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{55}	Class E	—	—	—					{55}	—

{56} Fifth Allocation of Principal									{56}	—

{57} Reserve Account deposit									{57}	—
{58} Regular Allocation of Principal									{58}	32,603,828.76
{59} Optional Purchase Amount									{59}	—
{60} Distribution to Residual Interestholder									{60}	8,109,371.01

{61} Total Distribution Amount										{61}	44,886,728.86

IV. RECONCILIATION OF RESERVE ACCOUNT

{62} Beginning of period Reserve Account balance							{62}	28,175,215.40
{63} Deposit to Reserve Account							{63}	—
{64} Release from Reserve Account							{64}	—

{65} End of period Reserve Account balance										{65}	28,175,215.40

{66} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)										{66}	28,175,215.40
{67} Change in Reserve Account balance from prior period										{67}	—

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{68} (i) 17.00% of the Principal Balance of the Receivables at the end of the Collection Period Prior to the Class A-2 Notes being paid in full or										{68}	161,451,600.54
{69} (ii) 16.00% of the Principal Balance of the Receivables at the end of the Collection Period After the Class A-2 Notes have been paid in full and										{69}	151,954,447.57
{70} (iii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{70}	21,131,411.55

{71} Cumulative Net Loss Trigger										{71}	No
{72} Targeted Overcollateralization Amount in the event of a Level I Net Loss Trigger - Greater of: (25.00% of Receivable Principal Balance at end of Collection Period or 1.50% of Receivable Principal Balance at Cut-off)										{72}	237,428,824.32
{73} End of period Principal Balance of the Receivables									{73}	949,715,297.29
{74} End of period Note Balance									{74}	788,263,696.74
{75} Overcollateralization amount at the end of the Collection Period										{75}	161,451,600.55
{76} Overcollateralization % at the end of the Collection Period										{76}	17.00%

VI. STATISTICAL DATA

									Original	Previous	Current
{77} Principal Balance of the Receivables								{77}	1,408,760,769.79	988,997,018.69	949,715,297.29
{78} Weighted average coupon of the Receivables								{78}	16.30%	16.13%	16.11%
{79} Weighted average original term of the Receivables								{79}	71.11	71.25	71.26
{80} Weighted average remaining term of the Receivables								{80}	69.65	59.13	58.25
{81} Number of Receivables								{81}	71,234	55,442	53,713

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{82} 31-60 days								{82}	3,953	73,749,531.84	7.77%
{83} 61-90 days								{83}	1,372	25,922,281.67	2.73%
{84} 91-120 days								{84}	583	11,069,956.06	1.17%
{85} 121 + days delinquent								{85}	—	—	0.00%
{86} Total								{86}	5,908	110,741,769.57	11.66%

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{87} Beginning of period Repossessed Inventory									{87}	597	11,385,036.20
{88} Vehicles Repossessed in current period									{88}	734	13,619,570.99
{89} Repossessed vehicles sold in current period									{89}	484	9,338,924.60
{90} Repossessed vehicles reinstated in current period									{90}	222	3,887,695.45
{91} Repossessed vehicle adjustment in current period									{91}	(5)	(128,756.74)
{92} End of period Repossessed Inventory									{92}	620	11,649,230.40

IX. CUMULATIVE NET LOSS RATIO

										Units (a)	Dollars
{93} Receivables becoming Defaulted Receivables during period									{93}	666	12,387,829.02
{94} Cram Down Losses occurring during period									{94}	112	8,636.85
{95} Liquidation Proceeds collected during period									{95}	1,555	5,225,825.32
{96} Net losses during period									{96}		7,170,640.55
(a) Unit count represents # of instances in period per line item

									Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{97} Current Period Net Loss Ratio								{97}	7,170,640.55	969,356,157.99	0.74%

{98} Prior Period Net Loss Ratio								{98}	6,167,652.39	1,008,124,520.43	0.61%
{99} Second Prior Period Net Loss Ratio								{99}	5,693,111.24	1,046,789,625.18	0.54%
{100} Third Prior Period Net Loss Ratio								{100}	5,294,023.21	1,085,123,495.30	0.49%
{101} Rolling 3 prior month average Net Loss Ratio								{101}			0.55%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{102} Cumulative Net losses since Cut-off Date (beginning of period)										{102}	46,036,196.49
{103} Net losses during period										{103}	7,170,640.55
{104} Other Adjustments										{104}	(291,100.07)
{105} Cumulative Net losses since Cut-off Date (end of period)										{105}	52,915,736.97

{106} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)										{106}	3.76%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2015-4 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from August 1, 2016 to August 31, 2016. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2016 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jennifer M. Davis
Name:	Jennifer M. Davis
Title:	Deputy Chief Financial Officer
Date:	September 8, 2016